Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	2016
	Cost $	Accumulated amortization $	Net book value $
Software development costs	6,750	2,557	4,193
Purchased software	3,689	2,442	1,247
Acquired intangibles	1,071	250	821
Domain names	569	393	176
	12,079	5,642	6,437

	2015
	Cost $	Accumulated amortization $	Net book value $
Software development costs	4,238	1,143	3,095
Purchased software	3,668	1,242	2,426
Domain names	540	235	305
	8,446	2,620	5,826

Classification of Amortization Expense Related to Intangible Assets
The following table illustrates the classification of amortization expense related to intangible assets in the consolidated statements of operations and comprehensive loss.

	2016 $	2015 $
Cost of revenues	1,305	750
Sales and marketing	939	186
Research and development	601	465
General and administrative	731	110
	3,576	1,511

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets, as at December 31, 2016 is as follows.

Fiscal Year	Amount $
2017	3,652
2018	2,320
2019	465
Total	6,437